EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
5.	EARNINGS PER SHARE

	Fiscal Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
BASIC EARNINGS PER SHARE
Net income attributable to shareholders of Sibanye	225.9	362.2	340.8
Ordinary shares in issue	735,079,031	1,000	1,000
Adjustment for weighting of ordinary shares in issue	(84,457,794)	—	—

Weighted average number of shares issued at the end of the year	650,621,237	1,000	1,000

Basic earnings per share ($ cents)	35	36,220,000	34,080,000

DILUTED EARNINGS PER SHARE
Net income attributable to shareholders of Sibanye	225.9	362.2	340.8
Weighted average number of shares issued at the end of the year	650,621,237	1,000	1,000
Effect of dilutive securities	13,666,904	—	—

	664,288,141	1,000	1,000

Diluted earnings per share ($ cents)	34	36,220,000	34,080,000